TrueShares Technology, AI & Deep Learning ETF
Schedule of Investments
September 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.3%
Biotechnology - 10.2%
Berkeley Lights, Inc. (a)	46,784	$133,802
Guardant Health, Inc. (a)	14,408	775,583
Relay Therapeutics, Inc. (a)	40,462	905,135
		1,814,520
Computers - 16.2%
Crowdstrike Holdings, Inc. - Class A (a)	9,160	1,509,660
Zscaler, Inc. (a)	8,331	1,369,366
		2,879,026
Internet - 7.7%
Amazon.com, Inc. (a)	7,082	800,266
Okta, Inc. (a)	10,139	576,605
		1,376,871
Pharmaceuticals - 3.0%
AbCellera Biologics, Inc. (a)(b)	54,087	534,920

Semiconductors - 10.9%
Advanced Micro Devices, Inc. (a)	15,249	966,177
NVIDIA Corp.	8,069	979,496
		1,945,673
Software - 46.3% (c)
Datadog, Inc. - Class A (a)	12,830	1,139,047
Elastic N.V. (a)(b)	11,119	797,677
ROBLOX Corp. - Class A (a)	16,710	598,886
Samsara, Inc. - Class A (a)	70,565	851,720
Schrodinger, Inc. (a)	21,040	525,579
SentinelOne, Inc. - Class A (a)	24,829	634,629
ServiceNow, Inc. (a)	1,910	721,235
Snowflake, Inc. - Class A (a)	10,590	1,799,876
Twilio, Inc. - Class A (a)	4,982	344,456
UiPath, Inc. - Class A (a)	30,214	380,999
Unity Software, Inc. (a)	13,887	442,440
		8,236,544
TOTAL COMMON STOCKS (Cost $30,174,622)		16,787,554

MONEY MARKET FUNDS - 5.7%
First American Treasury Obligations Fund - Class X, 2.87% (d)	1,019,912	1,019,912
TOTAL MONEY MARKET FUNDS (Cost $1,019,912)		1,019,912

TOTAL INVESTMENTS (Cost $31,194,534) - 100.0%		17,807,466
Other assets and liabilities, net - (0.0)%		(8,377)
TOTAL NET ASSETS - 100.0%		$17,799,089

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown is the seven day yield at period end.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$16,787,554	$-	$-	$16,787,554
Money Market Funds	1,019,912	-	-	1,019,912
Total Investments - Assets	$17,807,466	$-	$-	$17,807,466

*See Schedule of Investments for industry classifications.